Note 15 - Income Tax - Schedule of Income Tax Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
(Loss) income before income taxes	$ (29,447)	$ (64,666)	$ 12,551
Statutory tax rate	26.50%	26.50%	26.50%
Expected expense (recovery) at statutory rate	$ (7,804)	$ (17,136)	$ 3,326
Tax rate difference	(3)	(1)	0
Foreign exchange	(2,385)	0	0
Other	174	16	0
Income tax expense (recovery)	0	0	0
Share based compensation [member]
Statement Line Items [Line Items]
Non deductible tax variances	461	0	0
Permanent differences [member]
Statement Line Items [Line Items]
Non deductible tax variances	918	107	(3,286)
Changes in benefits [member]
Statement Line Items [Line Items]
Non deductible tax variances	8,815	17,699	(40)
Share issuance costs [member]
Statement Line Items [Line Items]
Non deductible tax variances	(48)	(515)	0
True up [member]
Statement Line Items [Line Items]
Non deductible tax variances	227	(170)	0
Other comprehensive income changes [member]
Statement Line Items [Line Items]
Non deductible tax variances	$ (355)	$ 0	$ 0